Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consist of the following:

2024
	Cost	Accumulated depreciation	Net book value
Utility plant	$10,366,245	$1,596,778	$8,769,467
Hydro: generation facilities and other	258,631	129,426	129,205
Land	117,700	—	117,700
Construction-in-progress
Utility plant	426,170	—	426,170
Hydro: generation facilities and other	7,553	—	7,553
	$11,176,299	$1,726,204	$9,450,095

2023
	Cost	Accumulated depreciation	Net book value
Utility plant	$9,330,075	$1,204,155	$8,125,920
Hydro: generation facilities and other	272,498	132,105	140,393
Land	118,295	—	118,295
Construction-in-progress
Utility plant	736,173	—	736,173
Hydro: generation facilities and other	5,992	—	5,992
	$10,463,033	$1,336,260	$9,126,773

Schedule of Capitalization of Interest
Interest and AFUDC capitalized to the cost of the assets in 2024 and 2023 are as follows:

	2024	2023
AFUDC capitalized on regulated property:
Allowance for borrowed funds	$4,604	$9,440
Allowance for equity funds	1,748	3,372
	$6,352	$12,812